Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Aggregate Goodwill And Other Intangible Assets	COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average useful lives	December 31,

		2020	2019
Original cost:
Technology	10	$326,290	$323,348
Customer relations	14	275,351	250,145
Trademarks and other	14	198,119	200,160
		799,760	773,653
Accumulated amortization:
Technology		237,854	221,855
Customer relations		118,179	104,343
Trademarks and other		163,489	152,132
		519,522	478,330
Amortized cost		$280,238	$295,323

Estimated Aggregate Amortization Expense
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2021		$36,499
2022		30,800
2023		27,274
2024		22,874
2025		22,336
2026	and thereafter	140,455
		$280,238

Schedule Of Goodwill
The following table summarizes adjustments since the preliminary PPA was disclosed as of December 31, 2019:

	Preliminary estimated fair value	Adjustments	Fair value	Average expected useful lives

Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents	$29,287	$45,416	$74,703
Technology	37,000	1,000	38,000	8 years
Customer relationships	67,000	23,000	90,000	20 years
Customer backlog	6,500	(200)	6,300	3 years
Goodwill	211,727	(69,216)	142,511
	$351,514		$351,514
Changes in goodwill during 2020 were as follows:

2020
Balance, at January 1	$1,340,617
Additions (1)	12,934
PPA adjustment	(69,219)
Net translation differences (2)	32,436
Balance, at December 31	$1,316,768

(1)Additions related to acquisition. See Notes 1D(4).
(2)Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.